Expense Example - iShares Broad USD Investment Grade Corporate Bond ETF - iShares Broad USD Investment Grade Corporate Bond ETF	Jun. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51